Average Annual Total Returns - FidelityNewYorkMunicipalIncomeFund-RetailPRO - FidelityNewYorkMunicipalIncomeFund-RetailPRO - Fidelity New York Municipal Income Fund	Mar. 30, 2024
Fidelity New York Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.50%
Past 5 years	2.11%
Past 10 years	2.93%
Fidelity New York Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.50%
Past 5 years	2.03%
Past 10 years	2.81%
Fidelity New York Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.57%
Past 5 years	2.20%
Past 10 years	2.90%
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
LB034
Average Annual Return:
Past 1 year	7.83%
Past 5 years	2.32%
Past 10 years	3.21%